Related party transactions (Details)	Jun. 30, 2024 item
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer	6
Voting power on outstanding capital stock (as a percent)	69.14%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	3.10%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	72.31%
Trawlers Limited
Related party transactions
Voting power on outstanding capital stock (as a percent)	27.68%
Trawlers Limited | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	27.64%
Trawlers Limited | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	27.69%